Income Taxes (Narrative) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation At Preferential Income Tax Rate			15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Effective Income Tax Rate Reconciliation At Standard Enterprise Income Tax Rate			25.00%	25.00%	25.00%
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation At Preferential Income Tax Rate	15.00%	15.00%